Contract Assets - Schedule of Contract Assets (Details)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)
Change in Contract with Customer, Asset [Abstract]
Revenue recognized to date	$ 25,449,128	$ 20,008,749	$ 21,715,095	$ 15,894,521	$ 12,903,448
Less: Progress billings to date	21,093,653	16,584,364	16,763,104	12,269,876	8,090,135
Contract assets	4,355,475	3,424,385	4,951,991	3,624,646	4,813,313
Contract assets – current	4,259,768	3,349,138	4,618,205	3,380,329	4,813,313
Contract assets – non-current	$ 95,707	$ 75,247	$ 333,786	$ 244,317